ACCOUNTING POLICIES - Parent Company's Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Better Packages, Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
BP Acquisition Corporation
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Cantech Industries, Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Capstone Polyweave Private Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	55.00%	98.40%
FIBOPE Portuguesa-Filmes Biorientados, S.A.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
GPCP, Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	50.10%	0.00%
Intertape Polymer Corp.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Polymer Europe GmbH
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Polymer Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Polymer Japan GK
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Intertape Polymer Woven USA Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Intertape Woven Products Services, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Woven Products, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG (US) Holdings Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG (US) Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Luxembourg Finance S.à.r.l.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Mauritius Holding Company Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Mauritius II Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Mauritius Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Polyair Canada Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Polyair Corporation
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Powerband Industries Private Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	74.00%
Spuntech Fabrics Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%